Rental Equipment (Annual) (Detail) - Rental Equipment (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental equipment	$ 43,779	$ 43,252	$ 50,229
Less accumulated depreciation	29,885	27,060	30,173
Net rental equipment	13,894	16,192	20,056
Indoor Equipment [Member]
Rental equipment		28,804	34,740
Outdoor Equipment [Member]
Rental equipment		$ 14,448	$ 15,489